Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Schedule of Computations of Basic and Diluted (Loss) Earnings Per Share

The computations of basic and diluted (loss) earnings per share for the three months ended March 31, 2013, and 2012, respectively, are as follows:

	Three months ended March 31,
	2013	2012
Numerator:
Net (loss) income	$(2,927)	$1,150

Denominator:
Weighted average common shares outstanding-basic	9,100,111	9,064,537
Diluted effect of common share equivalents	—	—

Weighted average common shares outstanding-diluted	9,100,111	9,064,537

(Loss) earnings per share of common shares — basic and diluted
(Loss) earnings per share of common shares — basic	$(0.32)	$0.13

(Loss) earnings per share of common shares — diluted	$(0.32)	$0.13